Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

December 10, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (Securities Act File No. 333-162441; Investment Company Act File No. 811-22338) (the “Registrant”), with respect to Martin Currie International Unconstrained Equity Fund and QS Global Market Neutral Fund (together, “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated November 30, 2015 to the Prospectus for each of the Funds.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC